Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities (Parenthetical) (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 463	$ 208
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	484,707	488,535
Mortgage [member]
Disclosure of financial assets [line items]
Allowance for loan losses	66,117
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 217,296
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		446,914
Loans and receivables from customers, net [member] | Mortgage [member]
Disclosure of financial assets [line items]
Allowance for loan losses		35,019
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		$ 136,594